DEPOSITS FOR ACQUISITION (Details) ¥ in Thousands, £ in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	May 20, 2019 CNY (¥)	Dec. 01, 2018 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 GBP (£)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 GBP (£)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Deposits For Acquisition [Line Items]
Payment for acquisition deposits					$ 47,326	¥ 338,585		¥ 8,854	¥ 78,750
Bournemouth Collegiate School
Deposits For Acquisition [Line Items]
Payment for acquisition deposits							£ 1,000	¥ 8,854
Total consideration		¥ 91,958				91,958
Percentage of equity interests acquired		100.00%
Guangyuan Lizhou District Kasijia Kindergarten
Deposits For Acquisition [Line Items]
Payment for acquisition deposits			¥ 5,137
Total consideration	¥ 5,500
St. Michael's School and Bosworth Independent College
Deposits For Acquisition [Line Items]
Payment for acquisition deposits				£ 38,310		¥ 333,448
Percentage of equity interests acquired			100.00%	100.00%	100.00%	100.00%